Classification of financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2021					2020
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	113	—	—	—	113	138	—	—	—	138
Cash and cash equivalents	17	—	84	—	853	937	—	93	—	1,004	1,097
Derivative financial instruments	16	—	—	32	—	32	—	2	61	—	63
Trade receivables	22	—	—	—	854	854	—	—	—	803	803
Investment in finance lease receivable	22	—	—	—	115	115	—	—	—	130	130
Other receivable		—	87	—	—	87	—	96	—	—	96

Total financial assets		113	171	32	1,822	2,138	138	191	61	1,937	2,327

The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable relates to the receivable which arose on the disposal of the US
K-12
business and is included in current other receivables in note 22.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2021					2020
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(12)	(22)	—	(34)	(34)	(30)	(22)	—	(52)	(52)
Trade payables	24	—	—	(351)	(351)	(351)	—	—	(340)	(340)	(340)
Bank loans and overdrafts	18	—	—	—	—	—	—	—	(3)	(3)	(3)
Other borrowings due within one year	18	—	—	(155)	(155)	(155)	—	—	(251)	(251)	(249)
Borrowings due after more than one year	18	—	—	(1,245)	(1,245)	(1,276)	—	—	(1,397)	(1,397)	(1,451)

Total financial liabilities		(12)	(22)	(1,751)	(1,785)	(1,816)	(30)	(22)	(1,991)	(2,043)	(2,095)

The market value of leases has been stated at book value.

Fair value measurement
As shown above, the Group’s derivative assets and liabilities, unlisted securities and marketable securities are held at fair value. Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group’s bonds valued at £767m (2020: £965m) and money market funds of £84m (2020: £93m) included within cash and cash equivalents are classified as level 1. The Group’s derivative assets valued at £32m (2020: £63m) and derivative liabilities valued at £34m (2020: £52m) are classified as level 2. The Group’s investments in unlisted securities are valued at £113m (2020: £138m) and the other receivable is valued at £87m (2020: £96m); both are classified as level 3.
The following table analyses the movements in level 3 fair value remeasurements:

	2021			2020
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total
At beginning of year	96	138	234	304
Exchange differences	1	1	2	(11)
Acquisition of investments and other receivable	—	4	4	6
Disposal of investments and other payables	(16)	(54)	(70)	(105)
Fair value movements	6	24	30	40

At end of year	87	113	200	234

The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets.
On initial recognition, the fair value of the other receivable, which arose on the disposal of the US
K-12
business, was determined using present value techniques whereby the expected value of future cash flows was discounted using a rate which is representative of the creditworthiness of the US
K-12
business. During the year, the Group received £16m as a partial repayment, with the remaining amounts reclassified as a current asset. The receivable was repaid in January 2022 (see note 37).